ACCOUNTS PAYABLE (Tables)	12 Months Ended
Sep. 30, 2013
Payables and Accruals [Abstract]
Schedule Of Accounts Payable [Table Text Block]	Accounts payable consisted of the following:
	As of September 30, 2013	As of September 30, 2012
	US$(’000)	US$(’000)
Payable to third-party suppliers	$1,606	$775
	$1,606	$775